Non-Controlling Interests (Details) - Schedule of Non-Controlling Interests	Sep. 30, 2023 HKD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2022 HKD ($)
Schedule of Non-Controlling Interests [Abstract]
Paid-in capital			$ 743,572
Unappropriated retained earnings			832,362
Non-controlling interests			$ 1,575,934